SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
SHARE CAPITAL

24.	SHARE CAPITAL

Authorized share capital:
(in thousands of $, except share data)	2013	2012
312,500,000 ordinary shares of $1.00 each (2012:125,000,000 ordinary shares of $2.50 each)	312,500	312,500
Issued and fully paid share capital:
(in thousands of $, except per share data)	2013	2012
86,511,713 ordinary shares of $1.00 each (2012: 77,858,502 ordinary shares of $2.50 each)	86,512	194,646

The Company's Ordinary Shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange.

A resolution was approved at the Company’s Special General Meeting on May 8, 2013, such that the issued and paid-up share capital of the Company be reduced from $194,646,255 to $77,858,502, with effect from May 14, 2013, by canceling the paid-up capital of $1.50 on each of the ordinary shares in issue so that each of the 77,858,502 shares of par value $2.50 shall have a par value of $1.00. It was also resolved that the amount of credit arising be credited to the additional paid in capital account of the Company and that the authorized share capital of the Company be maintained at $312,500,000 comprising 312,500,000 shares of $1.00 each.

In June 2013, the Company entered into an equity distribution agreement with Morgan Stanley & Co. LLC, ("Morgan Stanley") under which the Company may, at any time and from time to time, offer and sell new ordinary shares having aggregate sales proceeds of up to $40.0 million through Morgan Stanley in an at-the-market ("ATM") offering. During 2013, the Company issued 2,178,384 new ordinary shares under the program for gross proceeds of $6.2 million.

In October 2013, the Company exchanged $25.0 million of the outstanding principal amount of the Company's convertible bonds for an aggregate of 6,474,827 shares and a cash payment of $2.25 million. This resulted in an increase in additional paid in capital of $28.9 million.

A resolution was approved at the Company’s 2012 Annual General Meeting on September 21, 2012 such that the share premium account was reduced from $225.8 million to nil and the amount resulting from the reduction be credited to the Contributed Surplus account with immediate effect.